PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 7,654	$ 6,222
Accumulated depreciation	5,540	4,937
Depreciated cost	2,114	1,285
Depreciation expense	603	456	251
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	99	91
Accumulated depreciation	22	17
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	7,358	6,011
Accumulated depreciation	5,399	4,826
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	197	120
Accumulated depreciation	$ 119	$ 94